Convertible Promissory Notes (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 13, 2022	Nov. 03, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Convertible Promissory Notes (Details) [Line Items]
Convertible promissory note		$ 7,200,000,000,000
Issued warrants (in Shares)		2,142,857
Gross proceeds		$ 6,000,000
Repayment of debt		$ 7,000,000
Redemption of price (in Dollars per share)				$ 2.29
Offering costs				$ 10,000,000
Warrants issued
Additional charge			$ 667,867
Outstanding promissory			$ 4,000,000
Convertible promissory note				2,400,000
Monthly payments				400,000
Share capital				1,002,461
Fair value				1,002,461
Repayment fair value				800,000
Change in fair value of convertible promissory note				$ 202,461
Share price (in Dollars per share)				$ 3.93
Expected dividend yield				0.00%
Expected volatility				46.00%
Fair value				$ 4,395,881
Bottom of range [member]
Convertible Promissory Notes (Details) [Line Items]
Risk-free rate				0.47%
Top of range [member]
Convertible Promissory Notes (Details) [Line Items]
Risk-free rate				(1.18%)
Promissory Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Maturity date		November 2, 2023
Repayment of debt		$ 400,000
Percentage of volume-weighted average prices		90.00%
Redemption of price (in Dollars per share)		$ 2
Debt instrument conversion amount		$ 7,200,000
Conversion price per share (in Dollars per share)		$ 10
Redemption price rercentage		25.00%
Debt instrument maturity date		November 2, 2023
Risk-free rate					2.96%
Share price (in Dollars per share)				$ 1.09	$ 3.7
Expected dividend yield				0.00%
Expected volatility				57.00%	45.00%
Fair value				$ 1,591,680	$ 4,573,411
Promissory Note [Member] | Bottom of range [member]
Convertible Promissory Notes (Details) [Line Items]
Risk-free rate				2.27%
Promissory Note [Member] | Top of range [member]
Convertible Promissory Notes (Details) [Line Items]
Risk-free rate				2.96%
Convertible Promissory Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Debt instrument fair value				$ 4,395,881
Warrants issued				2,946,066
Transaction price				$ 6,000,000
Secondary Offering [Member]
Convertible Promissory Notes (Details) [Line Items]
Price per common share (in Dollars per share)				$ 2.3
Conversion price (in Dollars per share)				10
Exercise price of warrant (in Dollars per share)				4
Exercise price per common share (in Dollars per share)				$ 2.3
Offering costs				$ 10,000,000
Percentage of gross proceeds				20.00%
Repaid amount	$ 4,000,000